Summary of Significant Accounting Policies - Summary of Disaggregated Revenue By Course Programs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 4,404,227	$ 691,119	¥ 4,018,429	¥ 2,668,735
Zhangmen One-on-One
Disaggregation Of Revenue [Line Items]
Total net revenues	3,831,729		3,739,564	2,507,556
Zhangmen Small Class
Disaggregation Of Revenue [Line Items]
Total net revenues	272,265		62,714
Others
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 300,233		¥ 216,151	¥ 161,179